Post-retirement benefits - Summary of movement in present value of obligation (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	$ (2,499)	$ (2,542)
Current employer service costs	165	155	$ 158
Curtailment gains	2	1	5
Settlements	(5)	(1)
Interest	(79)	(79)	(90)
Actuarial losses to equity accounted units	(1,382)	855	1,120
Arrangements divested	(10)	13
Currency exchange rate (loss)/gain	91	(135)
Ending balance	(1,551)	(2,499)	(2,542)
Pension benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(1,501)
Current employer service costs	156
Curtailment gains	2
Settlements	(5)
Interest	(44)
Arrangements divested	(10)
Currency exchange rate (loss)/gain	57
Ending balance	(680)	(1,501)
Other Benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(998)
Current employer service costs	9
Interest	(35)
Currency exchange rate (loss)/gain	34
Ending balance	(871)	(998)
Present value of defined benefit obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(17,645)	(16,228)
Current employer service costs	(165)	(155)
Past service (cost)/income	(36)	4
Curtailment gains	2	1
Settlements	299	307
Interest	(503)	(532)
Contributions by plan participants	(24)	(23)
Benefits paid	915	949
Experience gains	32	7
Actuarial losses to equity accounted units	1,349	(718)
Changes in demographic assumptions gain/(loss)	1	(144)
Arrangements divested	94	13
Currency exchange rate (loss)/gain	927	(1,126)
Ending balance	(14,754)	(17,645)	$ (16,228)
Present value of defined benefit obligation [Member] | Pension benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(16,647)
Current employer service costs	(156)
Past service (cost)/income	(34)
Curtailment gains	2
Settlements	299
Interest	(468)
Contributions by plan participants	(24)
Benefits paid	871
Experience gains	11
Actuarial losses to equity accounted units	1,276
Arrangements divested	94
Currency exchange rate (loss)/gain	893
Ending balance	(13,883)	(16,647)
Present value of defined benefit obligation [Member] | Other Benefits [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(998)
Current employer service costs	(9)
Past service (cost)/income	(2)
Interest	(35)
Benefits paid	44
Experience gains	21
Actuarial losses to equity accounted units	73
Changes in demographic assumptions gain/(loss)	1
Currency exchange rate (loss)/gain	34
Ending balance	$ (871)	$ (998)